Capital commitments (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Capital Commitment [Line Items]
Total capital commitments	€ 23.0	€ 17.0
Property, plant and equipment
Capital Commitment [Line Items]
Total capital commitments	21.3	13.6
Intangible assets
Capital Commitment [Line Items]
Total capital commitments	€ 1.7	€ 3.4